Property, Equipment and Software - Schedule of Property, Equipment and Software (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	$ 6,206	$ 5,186	$ 1,887
Less accumulated depreciation and amortization	(1,696)	(1,284)	(420)
Total	4,510	3,902	1,467
Computer, Software and Office Equipment
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	2,117	1,928
Capitalized Internal Use Software Costs
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	1,627	1,166	636
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	1,087	1,049	369
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, equipment and software, gross	1,375	1,043	202
Computer and Office Equipment
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		1,288	607
Software
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		172	73
Construction in Process
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		$ 468